PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of reconciliation of provisions
The reconciliation of the Company’s provisions is as follows:

	Litigation	Environmental	Restoration	Termination benefits and other	Total
	$	$	$	$	$
Balance, December 31, 2015	180	2,506	1,872	593	5,151
Additional provisions	1,903	—	50	1,789	3,742
Amounts used	(1,940)	—	(47)	(1,002)	(2,989)
Amounts reversed	—	—	(28)	—	(28)
Net foreign exchange differences	—	—	12	3	15
Balance, December 31, 2016	143	2,506	1,859	1,383	5,891

Amount presented as current	143	1,473	942	1,293	3,851
Amount presented as non-current	—	1,033	917	90	2,040
Balance, December 31, 2016	143	2,506	1,859	1,383	5,891

Additional provisions	—	199	5	516	720
Amounts used	(104)	(417)	(505)	(1,200)	(2,226)
Amounts reversed	—	—	(387)	(152)	(539)
Net foreign exchange differences	—	—	25	7	32
Balance, December 31, 2017	39	2,288	997	554	3,878

Amount presented as current	39	106	55	457	657
Amount presented as non-current	—	2,182	942	97	3,221
Balance, December 31, 2017	39	2,288	997	554	3,878